CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]
Current assets:
Cash and cash equivalents	$ 1,874,000	$ 1,778,000	$ 2,162,000	$ 1,518,684	$ 0	$ 1,757,000	$ 1,649,000	$ 1,859,000
Trade and other accounts receivable, net of allowance of $178 and $285, respectively	4,742,000	4,521,000	4,370,000			4,600,000	4,269,000	4,076,000
Inventories	3,882,000	5,026,000	5,261,000			3,706,000	4,902,000	4,718,000
Deferred income taxes						298,000	298,000	310,000
Prepaid and other current assets	311,000	257,000	387,000	73,207		267,000	231,000	363,000
Total current assets	13,559,000	11,582,000	12,180,000	1,591,891		10,628,000	11,349,000	11,326,000
Property and equipment, net	495,000	503,000	352,000			477,000	483,000	327,000
Other non current assets	6,000	40,000	84,000			6,000	40,000	84,000
Investments	596,000	990,000	990,000			596,000	990,000	990,000
Deferred income taxes						163,000	10,000	18,000
Deferred expenses				13,510,178
Patents, net				9,162,409
Deposits and other assets				20,399
Cash					0
Restricted cash	2,750,000
Total assets	14,656,000	13,115,000	13,606,000	24,284,877	0	11,870,000	12,872,000	12,745,000
Current liabilities:
Borrowings on lines of credit	250,000	0				250,000	0
Trade accounts payable	1,845,000	2,297,000	2,059,000	602,564	12,783	1,725,000	2,145,000	2,036,000
Current maturities of notes payable	55,000	37,000	37,000			55,000	37,000	37,000
Current maturities of notes payable - related parties	685,000	330,000	709,000			685,000	330,000	709,000
Accrued expenses and other	1,150,000	1,182,000	1,622,000	6,935		1,004,000	967,000	1,227,000
Short-term notes payable, related party				3,100,000
Total current liabilities	3,985,000	3,846,000	4,427,000	3,709,499		3,719,000	3,479,000	4,009,000
Guaranteed payments				13,510,178
Derivatives				591,901
Notes payable, net of discount				2,327,217
Notes payable - net of current maturities	0	37,000	74,000			0	37,000	74,000
Notes payable - related parties, net of current maturities	2,745,000	2,859,000	2,959,000			2,745,000	2,859,000	2,959,000
Total liabilities	6,730,000	6,742,000	7,460,000	20,138,795	12,783	6,464,000	6,375,000	7,042,000
Redeemable convertible preferred stock, $0.0001 par value, 10,000,000 shares authorized, 6,176,748 shares designated, issued and outstanding at December 31, 2013 (aggregate liquidation preference of $19,827,361)				3,392,950
Commitments and contingencies
Stockholders' equity:
Redeemable Convertible Preferred Stock, $0.005 par value (2,750 and zero shares authorized, issued and outstanding, respectively)	2,750,000	0		50,000,000
Preferred stock	0	0	0
Common stock	15,000	15,000	15,000	1,150
Additional paid-in capital	56,318,000	56,305,000	56,304,000	5,483,054
Treasury stock	(1,497,000)	(1,497,000)	(1,501,000)
Accumulated deficit	(50,366,000)	(49,237,000)	(49,305,000)	(4,731,072)	(12,783)
Total eOn Communications Corp. stockholders' equity	4,470,000	5,586,000	5,513,000			4,700,000	5,710,000	5,070,000
Noncontrolling interest	706,000	787,000	633,000			706,000	787,000	633,000
Total stockholders' equity	5,176,000	6,373,000	6,146,000	753,132	(12,783)	5,406,000	6,497,000	5,703,000
Total liabilities redeemable convertible preferred stock and stockholders' equity	$ 14,656,000	$ 13,115,000	$ 13,606,000	$ 24,284,877	$ 0	$ 11,870,000	$ 12,872,000	$ 12,745,000